                                KPMG LLP
                                Suite 1500
                                777 East Wisconsin Avenue
                                Milwaukee, WI 53202-5337

Report of Independent Registered Public Accounting Firm

The Board of Directors
Sentry Life Insurance Company
and
The Contract Owners
Sentry Variable Account II:

We have audited the accompanying statement of assets and liabilities of Sentry Variable Account II (comprised of the sub-accounts listed in the statement of assets and liabilities (collectively, the Accounts)) as of December 31, 2015, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the transfer agent of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Sentry Variable Account II as of December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/KPMG LLP

Milwaukee, Wisconsin
February 19, 2016

 KPMG LLP is a Delaware limited liability partnership, the U.S. member firm of KPMG International Cooperative ("KPMG International"), a Swiss entity.

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2015

Assets:

Investments at fair value:
Janus Aspen Series:
Aspen Janus Portfolio, 25,276 shares (cost $647,062)	$779,509
Aspen Enterprise Portfolio, 193,451 shares (cost $6,554,395)	11,090,572
Aspen Forty Portfolio, 30,261 shares (cost $1,087,624)	1,100,587
* Aspen Global Research Portfolio, 9,027 shares (cost $276,682)*	363,262
Aspen Balanced Portfolio, 36,325 shares (cost $988,083)	1,092,642

T. Rowe Price Fixed Income Series, Inc.:
Prime Reserve Portfolio, 801,833 shares (cost $801,833)	801,833
Limited Term Bond Portfolio, 221,219 shares (cost $1,100,219)	1,070,701

T. Rowe Price Equity Series, Inc.:
Equity Income Portfolio, 48,403 shares (cost $1,015,920)	1,297,691
Personal Strategy Balanced Portfolio, 255,826 shares (cost $4,716,507)	4,791,620
Mid-Cap Growth Portfolio, 27,848 shares (cost $624,943)	715,694

T. Rowe Price International Series, Inc.:
International Stock Portfolio, 13,634 shares (cost $182,763)	200,007

Vanguard Variable Insurance Fund:
Balanced Portfolio, 33,417 shares (cost $642,135)	745,878
Equity Index Portfolio, 9,609 shares (cost $262,767)	319,488
High Yield Bond Portfolio, 20,037 shares (cost $161,205)	152,081
Small Company Growth Portfolio, 20,444 shares (cost $442,413)	425,026
Mid-Cap Index Portfolio, 20,354 shares (cost $332,008)	422,548
REIT Index Portfolio, 31,479 shares (cost $390,030)	433,461

Total Assets	$25,802,600
Total Liabilities	-

Net Assets	$25,802,600

See accompanying notes to financial statements

* Formerly Janus Aspen Worldwide Growth Portfolio

SENTRY LIFE INSURANCE COMPANY

Sentry Variable Account II

STATEMENTS OF OPERATIONS

	For the Year Ended December 31, 2015

	Janus Aspen	Janus Aspen	Janus Aspen
	Janus	Enterprise	Forty

Investment income:
Dividends	$5,081	$78,553	$-

Expenses:
Mortality and expense risk charges	9,647	147,508	13,565

Net investment income (loss)	(4,566)	(68,955)	(13,565)

Realized gains on investments:
Realized net investment gain	23,950	1,610,093	43,790
Capital gain distributions received	145,814	1,346,940	221,716

Realized gain on investments and capital gain distributions, net	169,764	2,957,033	265,506
Unrealized appreciation (depreciation), net	(131,781)	(2,510,527)	(133,897)

Net increase (decrease) in net assets from operations	$33,417	$377,551	$118,044

	For the Year Ended December 31, 2015
	Janus Aspen
	Global	Janus Aspen
	Research*	Balanced

Investment income:
Dividends	$2,543	$18,151

Expenses:
Mortality and expense risk charges	4,900	14,006

Net investment income (loss)	(2,357)	4,145

Realized gains on investments:
Realized net investment gain	21,622	26,905
Capital gain distributions received	-	38,547

Realized gain on investments and capital gain distributions, net	21,622	65,452
Unrealized appreciation (depreciation), net	(27,991)	(72,176)

Net increase (decrease) in net assets from operations	$(8,726)	$(2,579)

See accompanying notes to financial statements

*Formerly Janus Aspen Worldwide Growth Portfolio

SENTRY LIFE INSURANCE COMPANY

Sentry Variable Account II

STATEMENTS OF OPERATIONS

	For the Year Ended December 31, 2015
		T. Rowe Price
	T. Rowe Price	Limited Term	T. Rowe Price
	Prime Reserve	Bond	Equity Income

Investment income:
Dividends	$-	$15,351	$25,319

Expenses:
Mortality and expense risk charges	11,399	16,317	16,852

Net investment income (loss)	(11,399)	(966)	8,467

Realized gains on investments:
Realized net investment gain	-	(6,698)	17,627
Capital gain distributions received	80	-	29,169

Realized gain on investments and capital gain distributions, net	80	(6,698)	46,796
Unrealized appreciation (depreciation), net	-	(2,944)	(171,295)

Net increase (decrease) in net assets from operations	$(11,319)	$(10,608)	$(116,032)

	For the Year Ended December 31, 2015
	T. Rowe Price	T. Rowe Price	T. Rowe Price
	Personal Strategy	Mid-Cap	International
	Balanced	Growth	Stock

Investment income:
Dividends	$97,488	$-	$1,985

Expenses:
Mortality and expense risk charges	69,086	9,105	2,676

Net investment income (loss)	28,402	(9,105)	(691)

Realized gains on investments:
Realized net investment gain	75,558	16,376	7,428
Capital gain distributions received	345,846	96,153	3,970

Realized gain on investments and capital gain distributions, net	421,404	112,529	11,398
Unrealized appreciation (depreciation), net	(503,301)	(63,700)	(13,413)

Net increase (decrease) in net assets from operations	$(53,495)	$39,724	$(2,706)

See accompanying notes to financial statements

SENTRY LIFE INSURANCE COMPANY

Sentry Variable Account II

STATEMENTS OF OPERATIONS

	For the Year Ended December 31, 2015
			Vanguard
	Vanguard	Vanguard	High Yield
	Balanced	Equity Index	Bond

Investment income:
Dividends	$18,838	$8,055	$17,505

Expenses:
Mortality and expense risk charges	9,295	4,895	3,172

Net investment income (loss)	9,543	3,160	14,333

Realized gains on investments:
Realized net investment gain	19,931	62,344	(1,277)
Capital gain distributions received	37,280	14,751	538

Realized gain on investments and capital gain distributions, net	57,211	77,095	(739)
Unrealized appreciation (depreciation), net	(74,928)	(78,104)	(15,642)

Net increase (decrease) in net assets from operations	$(8,174)	$2,151	$(2,048)

	For the Year Ended December 31, 2015
	Vanguard	Vanguard
	Small Company	Mid-Cap	Vanguard
	Growth	Index	REIT Index

Investment income:
Dividends	$2,081	$5,927	$7,673

Expenses:
Mortality and expense risk charges	5,995	5,599	5,107

Net investment income (loss)	(3,914)	328	2,566

Realized gains on investments:
Realized net investment gain	73,559	49,262	31,366
Capital gain distributions received	66,120	26,562	14,520

Realized gain on investments and capital gain distributions, net	139,679	75,824	45,886
Unrealized appreciation (depreciation), net	(145,596)	(85,141)	(43,866)

Net increase (decrease) in net assets from operations	$(9,831)	$(8,989)	$4,586

See accompanying notes to financial statements

SENTRY LIFE INSURANCE COMPANY

Sentry Variable Account II

STATEMENTS OF CHANGES IN NET ASSETS

	For the Years Ended December 31

	Janus Aspen		Janus Aspen		Janus Aspen
	Janus		Enterprise		Forty
	2015	2014	2015	2014	2015	2014

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(4,566)	$(6,238)	$(68,955)	$(131,609)	$(13,565)	$(10,928)
Realized gains (losses) on investments	169,764	77,968	2,957,033	2,237,620	265,506	344,392
Unrealized appreciation (depreciation), net	(131,781)	11,554	(2,510,527)	(788,555)	(133,897)	(257,029)

Net increase (decrease) in net assets from operations	33,417	83,284	377,551	1,317,456	118,044	76,435

Contract transactions:
Purchase payments	12,096	14,091	71,005	40,205	9,374	23,188
Transfers between subaccounts, net	(11,056)	(1,026)	(160)	18,305	(25,514)	4,462
Withdrawals	(42,872)	(50,074)	(2,059,913)	(1,956,399)	(112,145)	(67,885)
Contract maintenance fees	(1,365)	(1,378)	(13,886)	(14,790)	(1,475)	(1,503)

Net increase (decrease) in net assets derived from contract transactions	(43,197)	(38,387)	(2,002,954)	(1,912,679)	(129,760)	(41,738)

Total increase (decrease) in net assets	(9,780)	44,897	(1,625,403)	(595,223)	(11,716)	34,697

Net assets at beginning of year	789,289	744,392	12,715,975	13,311,198	1,112,303	1,077,606

Net assets at end of year	$779,509	$789,289	$11,090,572	$12,715,975	$1,100,587	$1,112,303

	For the Years Ended December 31
	Janus Aspen
	Global		Janus Aspen
	Research*		Balanced
	2015	2014	2015	2014

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,357)	$(500)	$4,145	$7,285
Realized gains (losses) on investments	21,622	18,675	65,452	56,427
Unrealized appreciation (depreciation), net	(27,991)	8,453	(72,176)	26,675

Net increase (decrease) in net assets from operations	(8,726)	26,628	(2,579)	90,387

Contract transactions:
Purchase payments	3,692	17,253	11,793	27,591
Transfers between subaccounts, net	(15,571)	(11,500)	30,212	21,830
Withdrawals	(62,242)	(38,783)	(246,002)	(215,054)
Contract maintenance fees	(556)	(665)	(1,899)	(2,148)

Net increase (decrease) in net assets derived from contract transactions	(74,677)	(33,695)	(205,896)	(167,781)

Total increase (decrease) in net assets	(83,403)	(7,067)	(208,475)	(77,394)

Net assets at beginning of year	446,665	453,732	1,301,117	1,378,511

Net assets at end of year	$363,262	$446,665	$1,092,642	$1,301,117

See accompanying notes to financial statements

*Formerly Janus Aspen Worldwide Growth Portfolio

SENTRY LIFE INSURANCE COMPANY

Sentry Variable Account II

STATEMENTS OF CHANGES IN NET ASSETS

	For the Years Ended December 31
			T. Rowe Price
	T. Rowe Price		Limited Term		T. Rowe Price
	Prime Reserve		Bond		Equity Income
	2015	2014	2015	2014	2015	2014

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(11,399)	$(13,143)	$(966)	$1,018	$8,467	$8,191
Realized gains (losses) on investments	80	-	(6,698)	1,910	46,796	14,366
Unrealized appreciation (depreciation), net	-	-	(2,944)	(11,851)	(171,295)	65,680

Net increase (decrease) in net assets from operations	(11,319)	(13,143)	(10,608)	(8,923)	(116,032)	88,237

Contract transactions:
Purchase payments	1,150	4,261	14,739	27,532	14,441	27,349
Transfers between subaccounts, net	9,635	1,980	17,371	(930)	(13,095)	(802)
Withdrawals	(263,113)	(54,954)	(508,522)	(342,676)	(108,746)	(69,535)
Contract maintenance fees	(1,184)	(1,207)	(1,686)	(1,985)	(1,841)	(2,114)

Net increase (decrease) in net assets derived from contract transactions	(253,512)	(49,920)	(478,098)	(318,059)	(109,241)	(45,102)

Total increase (decrease) in net assets	(264,831)	(63,063)	(488,706)	(326,982)	(225,273)	43,135

Net assets at beginning of year	1,066,664	1,129,727	1,559,407	1,886,389	1,522,964	1,479,829

Net assets at end of year	$801,833	$1,066,664	$1,070,701	$1,559,407	$1,297,691	$1,522,964

	For the Years Ended December 31
	T. Rowe Price		T. Rowe Price		T. Rowe Price
	Personal Strategy		Mid-Cap		International
	Balanced		Growth		Stock
	2015	2014	2015	2014	2015	2014

Increase (decrease) in net assets from operations:
Net investment income (loss)	$28,402	$26,640	$(9,105)	$(8,452)	$(691)	$(374)
Realized gains (losses) on investments	421,404	553,232	112,529	86,592	11,398	7,957
Unrealized appreciation (depreciation), net	(503,301)	(343,359)	(63,700)	2,124	(13,413)	(13,294)

Net increase (decrease) in net assets from operations	(53,495)	236,513	39,724	80,264	(2,706)	(5,711)

Contract transactions:
Purchase payments	28,722	23,042	10,700	7,206	3,875	3,663
Transfers between subaccounts, net	(22,310)	(41,666)	(14,138)	4,869	1,398	(4,107)
Withdrawals	(1,229,597)	(731,504)	(61,809)	(35,115)	(28,172)	(17,097)
Contract maintenance fees	(4,785)	(5,496)	(758)	(777)	(320)	(314)

Net increase (decrease) in net assets derived from contract transactions	(1,227,970)	(755,624)	(66,005)	(23,817)	(23,219)	(17,855)

Total increase (decrease) in net assets	(1,281,465)	(519,111)	(26,281)	56,447	(25,925)	(23,566)

Net assets at beginning of year	6,073,085	6,592,196	741,975	685,528	225,932	249,498

Net assets at end of year	$4,791,620	$6,073,085	$715,694	$741,975	$200,007	$225,932

See accompanying notes to financial statements

SENTRY LIFE INSURANCE COMPANY

Sentry Variable Account II

STATEMENTS OF CHANGES IN NET ASSETS

	For the Years Ended December 31
					Vanguard
	Vanguard		Vanguard		High Yield
	Balanced		Equity Index		Bond
	2015	2014	2015	2014	2015	2014

Increase (decrease) in net assets from operations:
Net investment income (loss)	$9,543	$10,142	$3,160	$3,380	$14,333	$6,815
Realized gains (losses) on investments	57,211	72,148	77,095	28,110	(739)	10,815
Unrealized appreciation (depreciation), net	(74,928)	(11,058)	(78,104)	25,885	(15,642)	(12,575)

Net increase (decrease) in net assets from operations	(8,174)	71,232	2,151	57,375	(2,048)	5,055

Contract transactions:
Purchase payments	8,398	11,269	1,320	4,032	1,720	3,129
Transfers between subaccounts, net	(4,432)	(61,317)	7,514	(61,646)	16,030	183,556
Withdrawals	(71,122)	(83,261)	(192,992)	(43,944)	(199,615)	(43,207)
Contract maintenance fees	(689)	(760)	(427)	(450)	(312)	(297)

Net increase (decrease) in net assets
derived from contract transactions	(67,845)	(134,069)	(184,585)	(102,008)	(182,177)	143,181

Total increase (decrease) in net assets	(76,019)	(62,837)	(182,434)	(44,633)	(184,225)	148,236

Net assets at beginning of year	821,897	884,734	501,922	546,555	336,306	188,070

Net assets at end of year	$745,878	$821,897	$319,488	$501,922	$152,081	$336,306

	For the Years Ended December 31
	Vanguard		Vanguard
	Small Company		Mid-Cap		Vanguard
	Growth		Index		REIT Index
	2015	2014	2015	2014	2015	2014

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(3,914)	$(5,280)	$328	$(1,327)	$2,566	$8,445
Realized gains (losses) on investments	139,679	115,434	75,824	42,593	45,886	74,428
Unrealized appreciation (depreciation), net	(145,596)	(101,628)	(85,141)	14,236	(43,866)	16,574

Net increase (decrease) in net assets from operations	(9,831)	8,526	(8,989)	55,502	4,586	99,447

Contract transactions:
Purchase payments	5,867	7,553	8,102	11,136	7,897	11,738
Transfers between subaccounts, net	(16,311)	(50,476)	11,471	(5,924)	28,956	4,392
Withdrawals	(138,701)	(38,168)	(85,919)	(40,929)	(42,566)	(64,889)
Contract maintenance fees	(525)	(697)	(549)	(640)	(453)	(470)

Net increase (decrease) in net assets
derived from contract transactions	(149,670)	(81,788)	(66,895)	(36,357)	(6,166)	(49,229)

Total increase (decrease) in net assets	(159,501)	(73,262)	(75,884)	19,145	(1,580)	50,218

Net assets at beginning of year	584,527	657,789	498,432	479,287	435,041	384,823

Net assets at end of year	$425,026	$584,527	$422,548	$498,432	$433,461	$435,041

See accompanying notes to financial statements

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS
December 31, 2015 and 2014

1.	Organization

The Sentry Variable Account II (the Variable Account) is a segregated investment account of the Sentry Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940.  The Variable Account was established by the Company on August 2, 1983 in support of variable annuity contracts, and commenced operations on May 3, 1984.  The Company discontinued new sales of variable annuity contracts on December 1, 2004.  The Variable Account is an accounting entity wherein all segregated account transactions are reflected.

The assets of each subaccount of the Variable Account are invested in shares of corresponding portfolios of Janus Aspen Series, T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., and Vanguard Variable Insurance Fund (collectively, the Funds) at each portfolio's net asset value in accordance with the selection made by contract owners.

The Funds are diversified open-end investment management companies registered under the Investment Company Act of 1940.  A copy of the Funds' annual reports is included in the Variable Account's Annual Report.

The Variable (Life) Account meets the definition of an investment company under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946 and is following the accounting and reporting guidance under that Topic.

2.	Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Valuation of Investments

Investments in shares of each of the Funds are valued on the closing net asset value per share at December 31, 2015. The Funds value their investment securities at fair value.

The Variable Account applies the provisions of FASB Accounting Standards Update (ASU) 2009-12 Investments in Certain Entities That Calculate Net Asset Value Per Share (or its Equivalent) (ASU 2009-12), which amends ASC 820.  This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company.  For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale.  The NAV must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value.  Additionally,  the guidance provided updated disclosures for investments within its scope and  noted that if the investor can redeem the  investment with  the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy.  Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy.  If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3.

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2015 and 2014

Recent Accounting Pronouncements

In May 2015, the FASB issued ASU No. 2015-07, Fair Value Measurement (Topic 820) - Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent).  ASU No. 2015-07 removes the requirement to include investments in the fair value hierarchy for which the fair value is measured at NAV using the practical expedient under Fair Value Measurements and Disclosures (Topic 820).  ASU No. 2015-07 is effective for annual reporting periods beginning after December 15, 2015, including interim periods within that reporting period.  ASU No. 2015-07 is required to be applied retrospectively to all periods presented beginning in the year of adoption.  The Variable Accounts intend to adopt this standard beginning January 1, 2016.  Since ASU No. 2015-07 will only impact the Variable Account's disclosures, adoption will not affect the Variable Account's assets or liabilities or results of operations.

Securities Transactions and Investment Income

Transactions in shares of the Funds are recorded on the trade date if received by 3:00 p.m. central standard time (the date the order to buy and sell is executed).  Dividend income is recorded on the ex-dividend date.  The cost of Fund shares sold and the corresponding investment gains and losses are determined on a specific identification basis.

Federal Income Taxes

The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code.  The operations of the Variable Account are part of the total operations of the Company and are not taxed as a separate entity.

Under Federal income tax law, net investment income and net realized investment gains of the Variable Account which are applied to increase net assets are not taxed.

Subsequent Events

In connection with the preparation of the financial statements, the Company evaluated subsequent events after the financial statement date of December 31, 2015 through February 19, 2016, the date the financial statements were issued.  No significant subsequent events were identified.

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2015 and 2014

3.	Purchases and Sales of Securities

	In 2015, purchases and proceeds on sales of the Funds' shares were as follows:

			Proceeds
		Purchases	on Sales
	Janus Aspen Janus Portfolio	$163,196	$65,144
	Janus Aspen Enterprise Portfolio	1,516,154	2,241,125
	Janus Aspen Forty Portfolio	238,206	159,815
*	Janus Aspen Global Research Portfolio	9,741	86,774
	Janus Aspen Balanced Portfolio	110,032	273,236
	T. Rowe Price Prime Reserve Portfolio	21,839	286,671
	T. Rowe Price Limited Term Bond Portfolio	61,405	540,470
	T. Rowe Price Equity Income Portfolio	85,948	157,553
	T. Rowe Price Personal Strategy Balanced Portfolio	526,105	1,379,827
	T. Rowe Price Mid-Cap Growth Portfolio	112,880	91,837
	T. Rowe Price International Stock Portfolio	11,245	31,184
	Vanguard Balanced Portfolio	78,888	99,909
	Vanguard Equity Index Portfolio	45,419	212,093
	Vanguard High Yield Bond Portfolio	38,433	205,738
	Vanguard Small Company Growth Portfolio	74,559	162,023
	Vanguard Mid-Cap Index Portfolio	56,060	96,065
	Vanguard REIT Index Portfolio	133,457	122,538
	Total	$3,283,567	$6,212,002

	In 2014, purchases and proceeds on sales of the Funds' shares were as follows:

			Proceeds
		Purchases	on Sales
	Janus Aspen Janus Portfolio	$70,188	$61,602
	Janus Aspen Enterprise Portfolio	929,596	2,125,788
	Janus Aspen Forty Portfolio	346,297	82,818
*	Janus Aspen Global Research Portfolio	26,450	60,646
	Janus Aspen Balanced Portfolio	108,037	233,571
	T. Rowe Price Prime Reserve Portfolio	6,240	69,303
	T. Rowe Price Limited Term Bond Portfolio	54,655	371,694
	T. Rowe Price Equity Income Portfolio	61,903	98,814
	T. Rowe Price Personal Strategy Balanced Portfolio	534,096	853,719
	T. Rowe Price Mid-Cap Growth Portfolio	103,730	55,218
	T. Rowe Price International Stock Portfolio	16,272	33,139
	Vanguard Balanced Portfolio	80,573	156,676
	Vanguard Equity Index Portfolio	37,291	125,465
	Vanguard High Yield Bond Portfolio	197,074	47,078
	Vanguard Small Company Growth Portfolio	111,827	117,001
	Vanguard Mid-Cap Index Portfolio	64,947	85,107
	Vanguard REIT Index Portfolio	70,813	93,668
	Total	$2,819,989	$4,671,307

*	Formerly Janus Aspen Worldwide Growth Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2015 and 2014

4.	Expenses and Related Party Transactions

A mortality and expense risk premium is deducted by the Company from the Variable Account on a daily basis which is equal, on an annual basis, to 1.20% (0.80% mortality and 0.40% expense risk) of the daily net asset value of the Variable Account.  This mortality and expense risk premium compensates the Company for assuming these risks under the variable annuity contract.  Until May 1, 2004 the Company elected to pass through to the Variable Account any administrative allowances received from the Funds.  After May 1, 2004, the Company no longer passed through any administrative allowances to the Variable Account (see Note 7).

The Company deducts, on the contract anniversary date, an annual contract maintenance charge of $30, per contract holder, from the contract value by canceling accumulation units.  If the contract is surrendered for its full surrender value, on other than the contract anniversary, the contract maintenance charge will be deducted at the time of such surrender.  This charge reimburses the Company for administrative expenses relating to maintenance of the contract.

There are no deductions made from purchase payments for sales charges at the time of purchase.  However, a contingent deferred sales charge may be deducted in the event of a surrender to reimburse the Company for expenses incurred which are related to contract sales.  Contingent deferred sales charges apply to each purchase payment and are graded from 6% during the first contract year to 0% in the seventh contract year.

Any premium tax payable to a governmental entity as a result of the existence of the contracts or the Variable Account will be charged against the contract value.  Premium taxes up to 3.0% are currently imposed by certain states.  Some states assess their premium taxes at the time purchase payments are made; others assess their premium taxes at the time of annuitization.  In the event contracts would be issued in states assessing  their  premium taxes  at the  time purchase payments are made,  the Company currently intends to advance such premium taxes and deduct the premium taxes from a contract owner's contract value at the time of annuitization or surrender.

Sentry Equity Services, Inc., a related party, acts as the underwriter for the contract.

5.	Fair Value Measurement

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  In determining fair value, the Variable Account generally uses, as a practical expedient, the net asset value (NAV) as the basis to estimate fair value due to the mutual fund investments offered by the Variable Account.

The Variable Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2015 and 2014

The Company categorizes financial assets recorded at fair value as follows:

Level 1 - Unadjusted quoted prices accessible in active markets for identical assets at the measurement date.  The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

Level 2 - Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.  The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products.  These funds have no unfunded commitments or restrictions and the Variable Account always has the ability to redeem its interest in the funds with the investee at NAV daily.

Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2015:

	Level 1	Level 2	Level 3	Total

Variable Account Investments	-	$ 25,802,600	-	$ 25,802,600

The Variable Account only invests in funds with fair value measurements in Level 2 and thus did not have any assets or liabilities reported at fair value on a nonrecurring basis.

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2015 and 2014

6.	Changes in Units Outstanding
	The changes in units outstanding for the year ended December 31, 2015 were as follows:

		Units	Units	Net Increase
		Issued	Redeemed	(Decrease)
	Janus Aspen Janus Portfolio	1,087	4,788	(3,701)
	Janus Aspen Enterprise Portfolio	883	20,676	(19,793)
	Janus Aspen Forty Portfolio	986	8,771	(7,785)
*	Janus Aspen Global Research Portfolio	815	8,771	(7,956)
	Janus Aspen Balanced Portfolio	2,604	12,379	(9,775)
	T. Rowe Price Prime Reserve Portfolio	1,066	13,465	(12,399)
	T. Rowe Price Limited Term Bond Portfolio	1,248	14,215	(12,967)
	T. Rowe Price Equity Income Portfolio	1,388	6,198	(4,810)
	T. Rowe Price Personal Strategy Balanced Portfolio	1,310	20,677	(19,367)
	T. Rowe Price Mid-Cap Growth Portfolio	496	2,456	(1,960)
	T. Rowe Price International Stock Portfolio	455	2,389	(1,934)
	Vanguard Balanced Portfolio	992	3,954	(2,962)
	Vanguard Equity Index Portfolio	1,066	9,845	(8,779)
	Vanguard High Yield Bond Portfolio	1,036	10,148	(9,112)
	Vanguard Small Company Growth Portfolio	248	5,797	(5,549)
	Vanguard Mid-Cap Index Portfolio	848	3,221	(2,373)
	Vanguard REIT Index Portfolio	3,595	3,779	(184)

	The changes in units outstanding for the year ended December 31, 2014 were as follows:

		Units	Units	Net Increase
		Issued	Redeemed	(Decrease)
	Janus Aspen Janus Portfolio	1,396	5,233	(3,837)
	Janus Aspen Enterprise Portfolio	684	22,105	(21,421)
	Janus Aspen Forty Portfolio	1,925	4,883	(2,958)
*	Janus Aspen Global Research Portfolio	2,463	6,426	(3,963)
	Janus Aspen Balanced Portfolio	2,499	11,058	(8,559)
	T. Rowe Price Prime Reserve Portfolio	301	2,710	(2,409)
	T. Rowe Price Limited Term Bond Portfolio	872	9,434	(8,562)
	T. Rowe Price Equity Income Portfolio	1,552	3,562	(2,010)
	T. Rowe Price Personal Strategy Balanced Portfolio	378	12,740	(12,362)
	T. Rowe Price Mid-Cap Growth Portfolio	788	1,553	(765)
	T. Rowe Price International Stock Portfolio	1,087	2,654	(1,567)
	Vanguard Balanced Portfolio	561	6,617	(6,056)
	Vanguard Equity Index Portfolio	841	6,183	(5,342)
	Vanguard High Yield Bond Portfolio	9,413	2,207	7,206
	Vanguard Small Company Growth Portfolio	1,142	4,555	(3,413)
	Vanguard Mid-Cap Index Portfolio	1,689	3,145	(1,456)
	Vanguard REIT Index Portfolio	1,372	3,248	(1,876)

*	Formerly Janus Aspen Worldwide Growth Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2015 and 2014

7.	Financial Highlights

A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2015 is as follows:

					Expenses	Income
					as a % of	as a % of
			Net Assets		Average	Average
			Unit		Net	Net	Total
		Units	Value	(000's)	Assets #	Assets	Return
	Janus Aspen Janus Portfolio	68,637	$11.36	$780	1.20%	0.63%	4.09%
	Janus Aspen Enterprise Portfolio	110,889	100.02	11,091	1.20	0.65	2.79
	Janus Aspen Forty Portfolio	64,538	17.05	1,101	1.20	-	10.88
*	Janus Aspen Global Research Portfolio	42,533	8.54	363	1.20	0.63	(3.46)
	Janus Aspen Balanced Portfolio	53,168	20.55	1,093	1.20	1.57	(0.58)
	T. Rowe Price Prime Reserve Portfolio	39,421	20.34	802	1.20	-	(1.20)
	T. Rowe Price Limited Term Bond Portfolio	29,233	36.63	1,071	1.20	1.15	(0.89)
	T. Rowe Price Equity Income Portfolio	60,109	21.59	1,298	1.20	1.82	(7.97)
	T. Rowe Price Personal Strategy Balanced Portfolio	76,951	62.27	4,792	1.20	1.71	(1.24)
	T. Rowe Price Mid-Cap Growth Portfolio	21,408	33.43	716	1.20	-	5.29
	T. Rowe Price International Stock Portfolio	18,243	10.96	200	1.20	0.90	(2.09)
	Vanguard Balanced Portfolio	33,009	22.60	746	1.20	2.45	(1.11)
	Vanguard Equity Index Portfolio	15,352	20.81	319	1.20	2.00	0.05
	Vanguard High Yield Bond Portfolio	7,920	19.20	152	1.20	6.69	(2.75)
	Vanguard Small Company Growth Portfolio	17,269	24.61	425	1.20	0.42	(3.92)
	Vanguard Mid-Cap Index Portfolio	15,961	26.47	423	1.20	1.28	(2.62)
	Vanguard REIT Index Portfolio	13,474	32.17	433	1.20	1.82	1.00

A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2014 is as follows:

					Expenses	Income
					as a % of	as a % of
			Net Assets		Average	Average
			Unit		Net	Net	Total
		Units	Value	(000's)	Assets #	Assets	Return
	Janus Aspen Janus Portfolio	72,338	$10.91	$789	1.20%	0.36%	11.66%
	Janus Aspen Enterprise Portfolio	130,682	97.30	12,716	1.20	0.16	11.19
	Janus Aspen Forty Portfolio	72,323	15.38	1,112	1.20	0.16	7.44
*	Janus Aspen Global Research Portfolio	50,489	8.85	447	1.20	1.09	6.17
	Janus Aspen Balanced Portfolio	62,943	20.67	1,301	1.20	1.75	7.22
	T. Rowe Price Prime Reserve Portfolio	51,820	20.58	1,067	1.20	-	(1.19)
	T. Rowe Price Limited Term Bond Portfolio	42,200	36.95	1,559	1.20	1.27	(0.56)
	T. Rowe Price Equity Income Portfolio	64,919	23.46	1,523	1.20	1.74	6.10
	T. Rowe Price Personal Strategy Balanced Portfolio	96,318	63.05	6,073	1.20	1.63	3.95
	T. Rowe Price Mid-Cap Growth Portfolio	23,368	31.75	742	1.20	-	11.77
	T. Rowe Price International Stock Portfolio	20,177	11.20	226	1.20	1.05	(2.41)
	Vanguard Balanced Portfolio	35,971	22.85	822	1.20	2.39	8.54
	Vanguard Equity Index Portfolio	24,131	20.80	502	1.20	1.88	12.16
	Vanguard High Yield Bond Portfolio	17,032	19.75	336	1.20	3.34	3.16
	Vanguard Small Company Growth Portfolio	22,818	25.62	585	1.20	0.31	2.15
	Vanguard Mid-Cap Index Portfolio	18,334	27.19	498	1.20	0.92	12.25
	Vanguard REIT Index Portfolio	13,658	31.85	435	1.20	3.31	28.57

#	Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to contract holder accounts.

*	Formerly Janus Aspen Worldwide Growth Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2015 and 2014

A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2013 is as follows:

				Expenses	Income
				as a % of	as a % of
		Net Assets		Average	Average
		Unit		Net	Net	Total
	Units	Value	(000's)	Assets #	Assets	Return
Janus Aspen Janus Portfolio	76,175	$9.77	$744	1.20%	0.77%	28.79%
Janus Aspen Enterprise Portfolio	152,103	87.51	13,311	1.20	0.50	30.81
Janus Aspen Forty Portfolio	75,281	14.31	1,078	1.20	0.72	29.67
* Janus Aspen Global Research Portfolio	54,452	8.33	454	1.20	1.22	26.90
Janus Aspen Balanced Portfolio	71,502	19.28	1,379	1.20	1.51	18.73
T. Rowe Price Prime Reserve Portfolio	54,229	20.83	1,130	1.20	-	(1.19)
T. Rowe Price Limited Term Bond Portfolio	50,762	37.16	1,886	1.20	1.55	(1.07)
T. Rowe Price Equity Income Portfolio	66,929	22.11	1,480	1.20	1.52	28.18
T. Rowe Price Personal Strategy Balanced Portfolio	108,680	60.66	6,592	1.20	1.48	16.53
T. Rowe Price Mid-Cap Growth Portfolio	24,133	28.41	686	1.20	-	35.08
T. Rowe Price International Stock Portfolio	21,744	11.47	249	1.20	0.87	12.69
Vanguard Balanced Portfolio	42,027	21.05	885	1.20	2.46	18.46
Vanguard Equity Index Portfolio	29,473	18.54	547	1.20	1.73	30.61
Vanguard High Yield Bond Portfolio	9,826	19.14	188	1.20	4.59	3.10
Vanguard Small Company Growth Portfolio	26,231	25.08	658	1.20	0.72	44.82
Vanguard Mid-Cap Index Portfolio	19,790	24.22	479	1.20	1.12	33.33
Vanguard REIT Index Portfolio	15,534	24.77	385	1.20	2.51	1.10

A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2012 is as follows:

				Expenses	Income
		Net Assets		as a % of	as a % of
				Average	Average
		Unit		Net	Net	Total
	Units	Value	(000's)	Assets #	Assets	Return
Janus Aspen Janus Portfolio	87,981	$7.59	$668	1.20%	0.55%	17.17%
Janus Aspen Enterprise Portfolio	165,029	66.90	11,041	1.20	-	15.89
Janus Aspen Forty Portfolio	86,510	11.04	955	1.20	0.70	22.68
Janus Aspen Worldwide Growth Portfolio	56,236	6.57	369	1.20	0.82	18.65
Janus Aspen Balanced Portfolio	77,738	16.24	1,262	1.20	2.84	12.26
T. Rowe Price Prime Reserve Portfolio	76,192	21.08	1,606	1.20	-	(1.20)
T. Rowe Price Limited Term Bond Portfolio	54,316	37.56	2,040	1.20	2.04	1.24
T. Rowe Price Equity Income Portfolio	76,039	17.25	1,312	1.20	2.14	15.75
T. Rowe Price Personal Strategy Balanced Portfolio	127,189	52.05	6,621	1.20	1.95	13.77
T. Rowe Price Mid-Cap Growth Portfolio	30,243	21.03	636	1.20	-	12.54
T. Rowe Price International Stock Portfolio	21,233	10.18	216	1.20	1.04	17.03
Vanguard Balanced Portfolio	42,024	17.77	747	1.20	2.67	11.22
Vanguard Equity Index Portfolio	26,852	14.20	381	1.20	1.91	14.48
Vanguard High Yield Bond Portfolio	9,938	18.56	185	1.20	5.75	12.93
Vanguard Small Company Growth Portfolio	30,573	17.32	529	1.20	0.23	13.29
Vanguard Mid-Cap Index Portfolio	23,865	18.16	433	1.20	1.12	14.43
Vanguard REIT Index Portfolio	24,704	24.50	605	1.20	1.90	16.06

#	Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to contract holder accounts.

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2015 and 2014

A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2011 is as follows:

					Expenses	Income
					as a % of	as a % of
			Net Assets		Average	Average
			Unit		Net	Net	Total
		Units	Value	(000's)	Assets #	Assets	Return
	Janus Aspen Janus Portfolio	95,643	$6.47	$619	1.20%	0.59%	(6.42)%
	Janus Aspen Enterprise Portfolio	193,762	57.73	11,185	1.20	-	(2.58)
	Janus Aspen Forty Portfolio	90,056	9.00	810	1.20	0.37	(7.80)
	Janus Aspen Worldwide Growth Portfolio	66,518	5.53	368	1.20	0.59	(14.76)
	Janus Aspen Balanced Portfolio	82,531	14.46	1,194	1.20	2.82	0.43
	T. Rowe Price Prime Reserve Portfolio	69,455	21.34	1,482	1.20	-	(1.18)
	T. Rowe Price Limited Term Bond Portfolio	58,407	37.10	2,167	1.20	2.40	0.39
	T. Rowe Price Equity Income Portfolio	90,232	14.90	1,345	1.20	1.74	(1.88)
	T. Rowe Price Personal Strategy Balanced Portfolio	139,346	45.75	6,376	1.20	2.05	(1.50)
	T. Rowe Price Mid-Cap Growth Portfolio	30,660	18.69	573	1.20	-	(2.43)
	T. Rowe Price International Stock Portfolio	31,101	8.70	271	1.20	1.60	(13.86)
	Vanguard Balanced Portfolio	43,348	15.98	693	1.20	3.01	2.48
	Vanguard Equity Index Portfolio	29,929	12.40	371	1.20	1.82	0.73
	Vanguard High Yield Bond Portfolio	10,675	16.44	175	1.20	7.43	5.67
	Vanguard Small Company Growth Portfolio	30,957	15.29	473	1.20	0.18	0.17
	Vanguard Mid-Cap Index Portfolio	24,736	15.87	393	1.20	0.99	(3.19)
	Vanguard REIT Index Portfolio	24,673	21.11	521	1.20	1.62	7.17

#	Excluding the effect of the expenses of the underlying fund portfolios, administrative allowances received from the Company, and administrative fees charged directly to contract holder accounts.

8.	Diversification Requirements

Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the Code), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. The Variable Account intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.